Supplementary Financial Statement Information - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Foreign currencies exchange gain, net		$ 197	$ 763
Interest on short term deposits	434	405	2
Financial income	434	602	765
Financial expenses
Bank commissions	(10)	(10)	(11)
Foreign currencies exchange loss, net	(143)
Interest on loans and lease liability	(51)	(45)	(48)
Financial expenses	(204)	(55)	(59)
Financial income, net	$ 230	$ 547	$ 706